Consolidated statements of financial position - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and temporary investments, net	$ 848	$ 535
Accounts receivable	2,355	1,962
Income and other taxes receivable	148	127
Inventories	407	437
Contract assets	439	737
Prepaid expenses	484	547
Current derivative assets	2	8
Total	4,683	4,353
Non-current assets
Property, plant and equipment, net	15,014	14,232
Intangible assets, net	15,026	12,846
Goodwill, net	7,235	5,307
Contract assets	268	328
Other long-term assets	1,106	919
Total	38,649	33,632
Assets	43,332	37,985
Current liabilities
Short-term borrowings	100	100
Accounts payable and accrued liabilities	2,962	2,749
Income and other taxes payable	135	55
Dividends payable	403	352
Advance billings and customer deposits	772	675
Provisions	73	288
Current maturities of long-term debt	1,432	1,332
Current derivative liabilities	32	23
Total	5,909	5,574
Non-current liabilities
Provisions	924	590
Long-term debt	18,856	17,142
Other long-term liabilities	1,265	806
Deferred income taxes	3,776	3,214
Total	24,821	21,752
Liabilities	30,730	27,326
Owners' equity
Common equity	12,074	10,548
Non-controlling interests	528	111
Total	12,602	10,659
Total	43,332	37,985
Contingent liabilities